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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2009
                                                     ---------------------------

Check here if Amendment          [ ];                Amendment Number:
                                                                      ----------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Stadion Money Management, Inc.
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Address:               1061 Cliff Dawson Rd
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                       Watkinsville, GA 30677
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Form 13F File Number:      28-11320
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:        Judson P. Doherty
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     Title:       Chief Financial Officer
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     Phone:       (800) 222-7636
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Signature, Place, and Date of Signing:

     /s/  Judson P. Doherty     Watkinsville, Georgia           10/8/2009
     -----------------------   -----------------------   -----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                            -----------------------------------

Form 13F Information Table Entry Total:            11
                                            -----------------------------------

Form 13F Information Table Value Total:     $      809,465
                                            -----------------------------------
                                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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      COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5             COLUMN 6   COLUMN 7      COLUMN 8
                                                                                                                 VOTING AUTHORITY

                                                     VALUE    SHRS OR PRN                  INVESTMENT   OTHER
   NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1,000)      AMT     SH/PRN PUT/ CALL DISCRETION  MANAGERS  SOLE   SHARED  NONE
   --------------       --------------    -----   -----------  ---------  ------ --------- ----------  --------  ----   ------  ----
     Diamonds TR        Unit Series 1   252787106   25,875.36    266,509    SH                 SOLE                266,509
   iShares TR Index    MSCI EAFE Index  464287465   71,925.58  1,315,391    SH                 SOLE              1,315,391
   iShares TR Index    Russell 1000 GRW 464287614  120,669.46  2,605,689    SH                 SOLE              2,605,689
   iShares TR Index      Russell 2000   464287655    7,460.66    123,849    SH                 SOLE                123,849
   MIDCAP SPDR TR       Unit Series 1   595635103    5,877.54     46,919    SH                 SOLE                 46,919
PowerShares QQQ Trust   Unit Series 1   73935A104  197,501.09  4,674,582    SH                 SOLE              4,674,582
       SPDR TR          Unit Series 1   78462F103  173,613.93  1,644,227    SH                 SOLE              1,644,227
   SPDR Gold Trust         Gold SHS     78463V107   17,373.97    175,761    SH                 SOLE                175,761
  SPDR Series Trust     S&P Retail ETF  78464A714   26,308.09    770,820    SH                 SOLE                770,820
Select Sector SPDR TR    SBI INT-INDS   81369Y704   81,053.84  3,077,215    SH                 SOLE              3,077,215
Select Sector SPDR TR    SBI INT-TECH   81369Y803   81,805.47  3,919,764    SH                 SOLE              3,919,764


REPORT SUMMARY         11 Data Records               $ 809,465           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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